Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Billions
		Sep. 30, 2025	Mar. 31, 2025
Mizuho Financial Group, Inc. | Consolidated
Common Equity Tier 1 capital:
Required, amount	[1]	¥ 6,025	¥ 5,826
Actual		10,166	9,506
Required, amount	[1]	7,138	6,904
Actual		¥ 12,287	¥ 11,248
Required, ratio	[1]	9.62%	9.61%
Actual		16.55%	15.65%
Required, amount	[1]	¥ 8,622	¥ 8,341
Actual		¥ 13,662	¥ 12,755
Required, ratio	[1]	11.62%	11.61%
Actual		18.41%	17.75%
Required, amount	[2],[3]	¥ 8,963	¥ 8,715
Actual	[2]	¥ 12,287	¥ 11,248
Common Equity Tier 1 capital:
Required, ratio	[1]	8.12%	8.11%
Actual		13.70%	13.23%
Leverage Ratio:
Required, ratio	[2],[3]	3.70%	3.70%
Actual	[2]	5.07%	4.77%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 3,043	¥ 2,964
Actual		8,350	7,529
Required, amount		4,057	3,952
Actual		¥ 10,473	¥ 9,267
Required, ratio		6.00%	6.00%
Actual		15.48%	14.06%
Required, amount		¥ 5,410	¥ 5,270
Actual		¥ 11,836	¥ 10,718
Required, ratio		8.00%	8.00%
Actual		17.50%	16.27%
Required, amount	[2]	¥ 6,984	¥ 6,837
Actual	[2]	¥ 10,473	¥ 9,267
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		12.34%	11.42%
Leverage Ratio:
Required, ratio	[2]	3.15%	3.15%
Actual	[2]	4.72%	4.26%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 2,775	¥ 2,737
Actual		6,882	6,116
Required, amount		3,700	3,649
Actual		¥ 8,993	¥ 7,843
Required, ratio		6.00%	6.00%
Actual		14.58%	12.89%
Required, amount		¥ 4,934	¥ 4,866
Actual		¥ 10,347	¥ 9,258
Required, ratio		8.00%	8.00%
Actual		16.77%	15.22%
Required, amount	[2]	¥ 6,383	¥ 6,240
Actual	[2]	¥ 8,993	¥ 7,843
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		11.15%	10.05%
Leverage Ratio:
Required, ratio	[2]	3.15%	3.15%
Actual	[2]	4.43%	3.95%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 71	¥ 70
Actual		549	493
Required, amount		95	93
Actual		¥ 549	¥ 493
Required, ratio		6.00%	6.00%
Actual		34.58%	31.60%
Required, amount		¥ 127	¥ 125
Actual		¥ 549	¥ 493
Required, ratio		8.00%	8.00%
Actual		34.58%	31.60%
Required, amount	[2]	¥ 112	¥ 115
Actual	[2]	¥ 549	¥ 493
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		34.57%	31.60%
Leverage Ratio:
Required, ratio	[2]	3.15%	3.15%
Actual	[2]	15.33%	13.49%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 66	¥ 66
Actual		512	454
Required, amount		89	88
Actual		¥ 512	¥ 454
Required, ratio		6.00%	6.00%
Actual		34.44%	30.86%
Required, amount		¥ 118	¥ 117
Actual		¥ 512	¥ 454
Required, ratio		8.00%	8.00%
Actual		34.44%	30.86%
Required, amount	[2]	¥ 103	¥ 110
Actual	[2]	¥ 512	¥ 454
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		34.44%	30.86%
Leverage Ratio:
Required, ratio	[2]	3.15%	3.15%
Actual	[2]	15.52%	12.98%

[1]	The required ratios described above, at March 31, 2025 and September 30, 2025, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.11% and 0.12%, respectively, and the additional loss absorbency requirements for global systemically important banks (“G-SIBs”) and domestic systemically important banks (“D-SIBs”) of 1.00%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets.
[2]	The required and actual amounts described above at March 31, 2025 and September 30, 2025 exclude amounts of deposits to the Bank of Japan.
[3]	The required ratios described above, at March 31, 2025 and September 30, 2025, include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.